3. Inventories (Details Narrative) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventories Details
Finished goods held by customer	$ 142,600	$ 85,600	$ 304,500
Reserve for the provision for slow moving and obsolete inventory	$ 249,130	$ 279,388	$ 360,624